Employee Benefit Plans	12 Months Ended
Sep. 30, 2020
Retirement Benefits [Abstract]
Employee Benefit Plans
14. EMPLOYEE BENEFIT PLANS
The Company has a 401(k) defined contribution plans (the “401(k) Plans”) for the benefit of its employees who meet certain eligibility requirements. The Company does not offer a defined benefit plan (pension plan) nor does the Company offer any other post-retirement benefits. The 401(k) Plans cover substantially all of the Company’s full-time employees. Each participant may contribute up to 85% of his or her salary, within dollar limitations set forth by the ERISA guidelines. The 401(k) Plans match employee pre-tax
and Roth IRA contributions. Effective January 1, 2018, the Company amended the 401(k) plan to increase the Company match to be 100% of the first 1% of employee contributions, plus 50% of the next 5% of employee contributions. Prior to January 1, 2018, the Company matched 50% of the first 5% of employee contributions.
The Company’s contributions to the plans totaled $3.2 million, $2.7 million and $1.7 million, for the years ended September 30, 2020, 2019 and 2018, respectively.